Leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Leases
20.	Leases

The Group entered into operating lease arrangements such as rented office space and cell sites. The expected future minimum lease payments as of December 31, 2018 are as follows:

(In millions of won)
	Minimum lease payments
Less than 1 year	￦	347,679
1~5 years		350,988
More than 5 years		71,087

	￦	769,754